Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Commercial property revenue	$ 1,185	$ 1,284	$ 2,440	$ 2,569
Hospitality revenue	400	196	713	255
Investment and other revenue	158	180	644	286
Total revenue	1,743	1,660	3,797	3,110
Direct commercial property expense	452	492	922	998
Direct hospitality expense	277	170	565	291
Investment and other expense	32	23	271	31
Interest expense	623	710	1,223	1,322
General and administrative expense	234	243	466	456
Total expenses	1,618	1,638	3,447	3,098
Fair value gains, net	23	498	1,293	1,138
Share of net earnings from equity accounted investments	419	253	799	459
Income before income taxes	567	773	2,442	1,609
Income tax expense	47	87	230	192
Net income	520	686	2,212	1,417
Net income attributable to:
Limited partners	144	148	395	274
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	256	156	705	284
Limited partnership units of Brookfield Office Properties Exchange LP	0	1	0	2
FV LTIP units of the Operating Partnership	0	1	2	1
Class A shares of Brookfield Property Retail Holding LLC	0	13	0	24
Interests of others in operating subsidiaries and properties	120	367	1,110	832
Net income	$ 520	$ 686	$ 2,212	$ 1,417